Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Carrying Amounts and Estimated Fair Values of Company's Long-Term Debt and Foreign Currency Forward Contracts

The carrying amounts and estimated fair values of the Company’s other financial instruments are presented in the table below.

	December 31, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in millions)
Senior Notes(1)	$2,941	$3,121	$2,940	$3,301
CODES(1)	$689	$830	$689	$697
Foreign currency forward contracts(2)	$1	$1	$5	$5

(1)	The Company measures the fair value of its Senior Notes and CODES using Level 2 inputs based primarily on current market yields for its existing debt traded in the secondary market.
(2)	The Company measures the fair values of foreign currency forward contracts based on forward exchange rates. See Note 15 for additional disclosures regarding the notional amounts and fair values of foreign currency forward contracts.